Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Text Block]
14—LONG TERM DEBT, DEBENTURES AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

14-1 Long-term debt:
	December 31,
	2012	2011
Japanese yen term loan	497	728
Italy term loan	114	215
Malaysia term loan	11	15
Total long term debt	622	958
Less current portion	(207)	(238)
Total long-term portion	415	720

As of December 31, 2012, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

The 10,000,000 JPY loan initially maturing on July 17, 2014 was repaid earlier in 2012.

As of December 31, 2011, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

As of December 31, 2012, long-term debt in Italy consists of a loan in euro of an initial amount of € 404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

14-2 Debentures:

	December 31,
	2012	2011
Convertible debentures		7,085
Non Convertible debentures	4,416

Total	4,416	7,085
Less current portion	-	(7,085)
Total long-term portion	4,416	-

As of December 31, 2012, Debentures  consist of the $8.0 million of principal amount of the 9% non convertible New Debentures resulting from the January 2012 Exchange Agreement. New Debentures are evaluated at amortized cost, using an effective interest rate of 35%.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Investor Warrants. Pursuant to the terms of the Exchange Agreement:
   certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash; and
    certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014 and January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs (collectively, the “Exchange”).
Under the Exchange Agreement, the Company undertakes that in the event the Company raises capital then the Company shall be required to apply 40% of the net proceeds to redeem the New Debentures in whole or in part. The Exchange Agreement provides also for certain cases of early redemption at the election of the Holders of the New Debentures such as a change of control transaction or other types of fundamental transactions.

Under the Exchange Agreement, the Company also commits to certain covenants including not to pay cash dividends or distribution on any equity securities of the Company as long as any of the New Debentures remain outstanding.

On January 25, 2012, the Company closed the Exchange and all of the 2007 Convertible Debentures and the 2007 Investor Warrants were exchanged for the 2012 New Debentures of principal amount of $10 million, 1,948,871 newly issued ordinary shares, in the form of ADRs, the 2012 Exchange Offer Warrants and $500,000 in cash.
On May 9, 2012, the Company used $2.0 million of the net proceeds from the March 2012 Placement to partially reimburse the 2012 New Debentures, thus reducing their outstanding principal amount to $8.0 million.

The Company considered guidance contained in ASC 405-20 – Extinguishments of Liabilities, ASC 470-50 – Debt Modifications and Extinguishment and ASC 470-60 – Troubled Debt Restructuring, for the general concepts on debt modifications and restructurings. As a result, the Company determined that the Debt Extinguishment model should apply to account for the Exchange.

See below: Summary of the variations in the fair-value of the Debentures and financial instruments.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

14-3 Financial instruments carried at fair value:

	December 31,
	2012	2011
Investor Warrants	1,571	195
Placement Agent Warrants	183	-

Total	1,754	195
Less current portion	-	(195)
Total long-term portion	1,754	-

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. The Company also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016. Total gross proceeds for the placement amounted to $5.625 million.

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company ( 1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability.

See below: Summary of the variations in the fair-value of the Debentures and financial instruments.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of 2007 Investor Warrants:

The valuation model of the Investor Warrants uses a Black –Scholes model.

As of December 31, 2011, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

As of December 31, 2012, all the 2007 investor warrants have been cancelled pursuant to the January 2012 Exchange Agreement.

On that basis, the unit fair value of the Investor Warrants was $0.29 per warrant as of December 31, 2011. The total fair value for the remaining 882,000 issued Investor warrants was $0.253 million at December 31, 2011.

Fair Value of the 2007 Convertible Debentures:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:

-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:

-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30 -day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was $5.780 million ($7.909 million before liquidity discount) at inception date and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

On January 25,, 2012, all Convertible Debentures have been exchanged for non-convertible 2012 New Debentures in the January 2012 Exchange Agreement. See Notes 14-2 and 14-3 and Note 19.

Fair Value of  the March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.59%
-	Share price volatility: 113%

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, and $1.47 per warrant as of December 31, 2012. The total fair value for the 1,406,250 issued Investor warrants was $2.173 million at inception date and $2.073 million as of December 31, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.50%
-	Share price volatility: 113%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, and $1.43 per warrant as of December 31, 2012. The total fair value for the 168,750 issued Placement Agent warrants was $0.256 million at inception date and $0.242 million as of December 31, 2012.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Summary of the variations in the fair-value of the Debentures and financial instruments:

All amounts in thousand Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortised costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuance Costs	Reimburs. of non-Convertible Debentures	Equity Classif. of Warrants	FV adjust ments	Amort. costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)			(2,000)					10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)				282		(34)	7,085
Non Convertible Debentures	4,416		4,883	(171)	(1,526)			1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)		282	1,292	(96)	7,085
Investor Warrants 2007			(373)				178			195
Investor Warrants 2012	1,571					1,629	(75)		17	-
Placement Agent Warrants	183					192	(11)		2	-
Total Financial instruments carried at fair value	1,754		(373)			1,821	92		19	195
TOTAL	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280

The January 2012 Exchange Offer resulted in a loss of € 2,250 thousand as detailed below.

Extinguishment of Convertible Debentures and cancellation of 2007 Warrants and issuance of New Debentures – See Notes 14-2 & 14-3	2,437
Issuance of new shares and warrants – See Statements of Shareholders Equity (See Note 16-7)	(4,687)
Financial loss from the 2012 January Exchange Agreement	(2,250)

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

 Long-term debt, Debentures and Financial instruments carried at fair value at December 31, 2012 mature as follows:

2013	207
2014	4,527
2015	91
2016	266
2017	1,653
2018	47
Total	6,792